Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Calculation of Basic and Diluted Earnings Per Share [Abstract]
Net profit attributable to equity holders of the Company	$ 339,682	$ 774,035	$ 793,275
Basic earnings per share [Abstract]
Issued common shares (in shares)		512,563,532	506,820,170	503,388,593
Effect of share options exercised satisfied from treasury shares (in shares)	12,352,736	10,849,214	5,308,923
Effect of new shares issued (in shares)	0	4,609,675	2,876,884
Effect of treasury shares purchased (in shares)	(26,738,326)	(12,181,501)	(6,430,681)
Weighted-average number of ordinary shares (in shares)	498,177,942	510,097,558	505,143,719
Basic earnings per share (in dollars per share)	$ 0.68	$ 1.52	$ 1.57
Diluted earnings per share [Abstract]
Weighted-average number of ordinary shares (in shares)	498,177,942	510,097,558	505,143,719
Effect of share options on issue (in shares)	5,935,695	5,010,957	3,544,217
Weighted-average number of ordinary shares (in shares)	504,113,637	515,108,515	508,687,936
Diluted earnings per share (in dollars per share)	$ 0.67	$ 1.5	$ 1.56